THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

SCHWAB CAPITAL TRUST

SCHWAB INVESTMENTS

SCHWAB STRATEGIC TRUST

LAUDUS TRUST

(all series)

Supplement dated November 1, 2018, to all currently effective Statements of Additional Information (each an SAI and collectively, the SAIs) for each series of the aforementioned Trusts.

This supplement provides new and additional information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

Effective November 1, 2018, Marie A. Chandoha resigned her position as President of Schwab Funds, Laudus Funds and Schwab ETFs (as used in each SAI).

Additionally, effective November 1, 2018, Jonathan De St Paer was named President of Schwab Funds, Laudus Funds and Schwab ETFs. As such, the following changes are made to each SAI.

I.	Revised Board of Trustees and Officers Tables

The Board of Trustees and Officers tables under the “Management of the Funds” section in each SAI is revised to update all references to Marie A. Chandoha’s principal occupations during the past five years and to add Jonathan De St Paer to the Officers table.

Name, Year of Birth, and Position(s) with the Trust; (Term of Office and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INTERESTED TRUSTEES
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director and Chief Executive Officer (Dec. 2010-present), President (Dec. 2010-Oct. 2018), and Chief Investment Officer (Sept. 2010-Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016-present), Chief Executive Officer (Dec. 2010-present), President (Dec. 2010-Oct. 2018), and Chief Investment Officer (Sept. 2010-Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011-present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007-Aug. 2010).	103	None

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served3)	Principal Occupations During the Past Five Years
OFFICERS

Marie A. Chandoha

1961

Chief Executive Officer

(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)

Director and Chief Executive Officer (Dec. 2010-present), President (Dec. 2010-Oct. 2018), and Chief Investment Officer (Sept. 2010-Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016-present), Chief Executive Officer (Dec. 2010-present), President (Dec. 2010-Oct. 2018), and Chief Investment Officer (Sept. 2010-Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011-present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007-Aug. 2010).

Jonathan De St Paer

1973

President

(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)

President, Charles Schwab Investment Management, Inc. (Oct. 2018-present); Senior Vice President — Strategy and Product Development (CSIM) (Jan. 2014-present), Vice President (Jan. 2009-Dec. 2013), Charles Schwab & Co., Inc.; President (Nov. 2018-present), Schwab Funds, Laudus Funds and Schwab ETFs.

[1]

Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.

[2]

Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of CSC, the parent company of CSIM, the investment adviser for the trusts in the Fund Complex, is an employee and director of Schwab, the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.

[3]

The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG104270-00 (11/18)

00217743

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